Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Cash Flows from Operating Activities:
Net (loss) earnings	$ (343.2)	$ 15.2	$ 49.9
Adjustments to reconcile of net (loss) earnings to net cash provided by operating activities:
Depreciation and amortization	155.8	76.8	63.2
Premium from issuance of long-term debt	20.1	35.1	0
Impairment of goodwill and other intangible assets	295.6	2.9	0
Unrealized loss on interest rate swaps	40.4	0	0
Loss on foreign currency	7.4	0	0
Loss on write-down of assets held for sale	5.4	0	0
Non-cash stock-based compensation expense	14.5	10.5	4.5
Deferred income taxes	(87.5)	(29.1)	(2.6)
Other, net	10.6	0.9	4.1
Other changes in current assets and liabilities, net
Decrease (increase) in receivables	(50.3)	(9.7)	(45.9)
Increase in receivable from Ralcorp	0	0	41.3
Decrease (increase) in inventories	30.7	(10.8)	(11.7)
(Increase) decrease in prepaid expenses and other current assets	(0.2)	6.8	(8.7)
(Decrease) increase in accounts payable and other current and non-current liabilities	83.8	20.6	49.9
Net cash provided by operating activities	183.1	119.2	144.0
Cash Flows from Investing Activities:
Business acquisitions, net of cash acquired	(3,564.1)	(352.9)	0
Additions to property	(115.5)	(32.8)	(30.9)
Restricted Cash	(43.3)	(38.1)	0
Cash advance for acquisition	(75.0)	0	0
Insurance proceeds on loss of property	4.3	0	0
Net cash used by investing activities	(3,793.6)	(423.8)	(30.9)
Cash Flows from Financing Activities:
Proceeds from issuance of long-term debt	2,385.6	600.0	950.0
Proceeds from issuance of preferred stock, net of issuance costs	310.2	234.0	0
Proceeds from Issuance of common stock, net of issuance costs	593.4	0	0
Proceeds from issuance of equity component of tangible equity units, net of issuance costs	238.1	0	0
Proceeds from issuance of debt component of tangible equity units	41.8	0	0
Payment to Ralcorp	0	0	(900.0)
Repayments of long-term debt	(6.9)	(170.6)	(4.4)
Payments of preferred stock dividend	(14.4)	(4.2)	0
Purchases of treasury stock	0	0	(53.4)
Change in net investment of Ralcorp	0	0	(39.4)
Payments of Debt Issuance Costs	(64.0)	(10.5)	(17.7)
Changes in intercompany debt	0	0	7.8
Other, net	0.4	0.1	0
Net cash used by financing activities	3,484.2	648.8	(57.1)
Effect of exchange rate changes on cash and cash equivalents	(7.3)	(0.4)	0.5
Net (decrease) increase in cash and cash equivalents	(133.6)	343.8	56.5
Cash and cash equivalents, beginning of year	402.0	58.2	1.7
Cash and cash equivalents, end of year	$ 268.4	$ 402.0	$ 58.2